VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.6%
Communication Services—21.0%
Addcn Technology Co., Ltd. (Taiwan)	802,089	$ 5,201
Autohome, Inc. ADR (China)	180,362	5,061
Baltic Classifieds Group plc (Lithuania)	6,496,770	19,585
Dayamitra Telekomunikasi PT (Indonesia)	84,982,000	3,891
Rightmove plc (United Kingdom)	1,277,702	9,374
Sarana Menara Nusantara Tbk PT (Indonesia)	103,760,586	6,672
Wirtualna Polska Holding S.A. (Poland)	346,337	10,703
		60,487

Consumer Discretionary—10.5%
Allegro.eu S.A. (Poland)(1)	1,135,070	9,613
momo.com, Inc. (Taiwan)	201,300	3,339
Union Auction PCL Foreign Shares (Thailand)(2)	33,162,000	11,076
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	6,164
		30,192

Consumer Staples—9.8%
Anhui Gujing Distillery Co., Ltd. Class B (China)	383,509	5,835
Carlsberg Brewery Malaysia Bhd (Malaysia)	2,004,100	8,409
Clicks Group Ltd. (South Africa)	219,376	3,906
Heineken Malaysia Bhd (Malaysia)	1,901,900	9,991
		28,141

Financials—7.4%
Caixa Seguridade Participacoes S.A. (Brazil)	2,648,125	7,032
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	61,759	5,682
Kfin Technologies Ltd. (India)(1)	610,556	3,542
Qualitas Controladora SAB de C.V. (Mexico)	514,891	5,213
		21,469

Health Care—2.2%
Haw Par Corp., Ltd. (Singapore)	877,374	6,482
Industrials—26.5%
Computer Age Management Services Ltd. (India)	221,707	7,064
Grupa Pracuj S.A. (Poland)	1,005,421	15,842
Haitian International Holdings Ltd. (China)	2,791,218	6,906
Humanica PCL Foreign Shares (Thailand)	17,946,400	5,521
IndiaMart InterMesh Ltd. (India)	109,308	3,576
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,176,000	2,723
NICE Information Service Co., Ltd. (South Korea)	537,368	3,951
S-1 Corp. (South Korea)	136,562	6,362
Saramin Co., Ltd. (South Korea)	304,344	4,133
Sporton International, Inc. (Taiwan)	903,268	7,093
Tegma Gestao Logistica S.A. (Brazil)	2,244,713	13,073
		76,244

Information Technology—14.4%
Douzone Bizon Co., Ltd. (South Korea)(1)	176,409	3,965
Koh Young Technology, Inc. (South Korea)	508,950	6,540
LEENO Industrial, Inc. (South Korea)	53,055	8,342
Oracle Financial Services Software Ltd. (India)	233,764	11,835
TOTVS S.A. (Brazil)	1,018,860	7,066
Webcash Corp. (South Korea)(1)	130,400	950
	Shares	Value

Information Technology—continued
Younglimwon Soft Lab Co., Ltd. (South Korea)	382,706	$ 2,713
		41,411

Materials—3.8%
Avia Avian Tbk PT (Indonesia)	81,982,660	2,662
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	8,284
		10,946

Total Common Stocks (Identified Cost $250,166)		275,372

Total Long-Term Investments—95.6% (Identified Cost $250,166)		275,372

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(4)	2,735,548	2,736
Total Short-Term Investment (Identified Cost $2,736)		2,736

TOTAL INVESTMENTS—96.5% (Identified Cost $252,902)		$278,108
Other assets and liabilities, net—3.5%		9,959
NET ASSETS—100.0%		$288,067

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $5,682 or 2.0% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
South Korea	13%
Poland	13
Brazil	12
India	9
Lithuania	7
Malaysia	7
Taiwan	7
Other	32
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$275,372	$275,372
Money Market Mutual Fund	2,736	2,736
Total Investments	$278,108	$278,108
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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